As filed with the Securities and Exchange Commission on August 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6611

Date of fiscal year end:  September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedules of Investments.
Alpha Opportunistic Alternatives Fund
Schedule of Investments
at June 30, 2016 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS - 86.82%
105,294	Abbey Capital Futures Strategy Fund - Institutional Class	$1,270,894
143,409	AQR Style Premia Alternative Fund - Institutional Class	1,448,430
72,682	Boston Partners Long/Short Equity Fund - Institutional Class*	1,415,124
144,603	Grizzly Short Fund*	981,856
88,358	Lazard Global Listed Infrastructure Portfolio - Institutional Class	1,214,927
107,339	Otter Creek Long/Short Opportunity Fund - Institutional Class*	1,300,946
130,901	Western Asset Macro Opportunities Fund - Institutional Class(a)(b)	1,379,699
	TOTAL ALTERNATIVE FUNDS (Cost $8,843,378)	9,011,876

	EXCHANGE-TRADED PRODUCTS - 11.06%
90,000	iShares Gold Trust*	1,148,400
	TOTAL EXCHANGE-TRADED PRODUCTS (Cost $1,026,903)	1,148,400

	MONEY MARKET FUNDS - 1.43%
148,284	Invesco STIT Liquid Assets Portfolio - Institutional Class, 0.43%+	148,284
	TOTAL MONEY MARKET FUNDS (Cost $148,284)	148,284
	Total Investments (Cost $10,018,565) - 99.31%	10,308,560
	Other Assets in Excess of Liabilities - 0.69%	71,810
	NET ASSETS - 100.00%	$10,380,370

* Non-income producing security.
+ Rate shown is the 7-day annualized yield as of June 30, 2016.
(a) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(b) Security is considered illiquid. As of June 30, 2016, the value of these investments was $1,379,699 or 13.29% of total net assets.

Alpha Opportunistic Alternatives Fund
Notes to Schedule of Investments
June 30, 2016 (Unaudited)

Note 1 – Securities Valuation

The Alpha Opportunistic Alternatives Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including exchange-traded products, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share (“NAV”), determined at the close of the New York Stock Exchange (generally 4:00 pm EST) on the valuation date. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2016:

Alpha Opportunistic Alternatives Fund

	Level 1	Level 2	Level 3	Total
Alternative Funds	$7,632,177	$1,379,699	$-	$9,011,876
Exchange-Traded Products	1,148,400	-	-	1,148,400
Money Market Funds	148,284	-	-	148,284
Total Investments	$8,928,861	$1,379,699	$-	$10,308,560

Refer to the Fund’s schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at June 30, 2016, the end of the reporting period.

The Fund had the following transfers during the period ended June 30, 2016:

Transfers into Level 2	$1,379,699
Transfers out of Level 2	-
Net transfers into/or out of Level 2	$1,379,699

On June 30, 2016, a transfer was made from level 1 to level 2 due to a security being classified as illiquid by the Advisor.

There were no level 3 securities held in the Fund during the period ended June 30, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Alpha Opportunistic Alternatives Fund

Cost of investments	$11,702,660

Gross unrealized appreciation	$348,949
Gross unrealized depreciation	(1,743,049)
Net unrealized depreciation	$(1,394,100)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  The Fund intends to invest no more than 15% of its net assets in illiquid securities.  At June 30, 2016, the Fund had investments in illiquid securities with a total value of $1,379,699 or 13.29% of net assets.

Information concerning these illiquid securities in the Fund is as follows:

	Shares	Dates Acquired	Cost Basis
Western Asset Macro Opportunities Fund – Institutional Class	130,901	1/16 – 6/16	$1,277,254

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), as amended, (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 8/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 8/29/2016

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 8/29/2016

* Print the name and title of each signing officer under his or her signature.